RELATED PARTY TRANSACTIONS (Details Textual)		0 Months Ended		10 Months Ended
	Sep. 30, 2012 sqm	Jun. 29, 2012 Xian Hu County Yuxing [Member] USD ($)	Jun. 29, 2012 Xian Hu County Yuxing [Member] CNY	Sep. 30, 2010 Xian Hu County Yuxing [Member] USD ($)	Sep. 30, 2010 Xian Hu County Yuxing [Member] CNY	Sep. 30, 2012 Xian Hu County Yuxing [Member] USD ($)	Sep. 30, 2012 Xian Hu County Yuxing [Member] CNY	Sep. 30, 2011 Xian Hu County Yuxing [Member]
Contract Value						$ 458,000	3,030,000
Revenue To Contract Value Percentage								30.00%
Operating Leases, Rent Expense		$ 3,867	24,480	$ 1,600	10,800
Office Floor Area	184.8